AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 20.2%
Banks - 12.5%
Bank of America Corp.	121,837	$3,553,985
Citigroup, Inc.	93,457	6,456,010
JPMorgan Chase & Co.	75,359	8,869,001
PNC Financial Services Group, Inc. (The)	34,795	4,876,867
US Bancorp	26,019	1,439,891
Wells Fargo & Co.	37,872	1,910,264

		27,106,018

Capital Markets - 1.4%
Goldman Sachs Group, Inc. (The)	14,603	3,026,179

Diversified Financial Services - 5.9%
Berkshire Hathaway, Inc.-Class B (a)	62,053	12,908,265

Insurance - 0.4%
Progressive Corp. (The)	11,559	892,933

		43,933,395

Information Technology - 18.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	96,741	4,779,973

IT Services - 2.2%
PayPal Holdings, Inc. (a)	11,068	1,146,534
Visa, Inc.-Class A	21,184	3,643,860

		4,790,394

Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Inc.	10,862	2,998,672
Intel Corp.	36,964	1,904,755
QUALCOMM, Inc.	14,187	1,082,185
Texas Instruments, Inc.	17,246	2,228,873

		8,214,485

Software - 6.2%
Adobe, Inc. (a)	7,338	2,027,123
Microsoft Corp.	75,178	10,451,997
VMware, Inc.-Class A	7,371	1,106,092

		13,585,212

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	37,556	8,411,417

		39,781,481

Communication Services - 13.3%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	115,298	4,362,877
Comcast Corp.-Class A	85,528	3,855,602

		8,218,479

Entertainment - 4.1%
Activision Blizzard, Inc.	29,838	1,579,027
Nintendo Co., Ltd.	3,031	1,129,037
Vivendi SA	99,283	2,716,656
Walt Disney Co. (The)	26,588	3,464,948

		8,889,668

Company	Shares	U.S. $ Value
Interactive Media & Services - 5.4%
Alphabet, Inc.-Class C (a)	6,121	$7,461,499
Facebook, Inc.-Class A (a)	24,930	4,439,534

		11,901,033

		29,009,180

Industrials - 11.2%
Aerospace & Defense - 5.3%
Boeing Co. (The)	4,492	1,709,071
Northrop Grumman Corp.	7,231	2,710,106
United Technologies Corp.	51,957	7,093,170

		11,512,347

Airlines - 0.8%
Delta Air Lines, Inc.	29,795	1,716,192

Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc.	30,003	2,745,275

Industrial Conglomerates - 2.7%
Honeywell International, Inc.	34,694	5,870,225

Road & Rail - 1.2%
Norfolk Southern Corp.	14,367	2,581,175

		24,425,214

Health Care - 11.2%
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	39,078	3,269,656
Boston Scientific Corp. (a)	77,095	3,136,996
Zimmer Biomet Holdings, Inc.	15,501	2,127,822

		8,534,474

Health Care Providers & Services - 2.4%
Cigna Corp. (a)	9,711	1,474,032
Humana, Inc.	6,510	1,664,412
UnitedHealth Group, Inc.	9,065	1,970,006

		5,108,450

Pharmaceuticals - 4.9%
Eli Lilly & Co.	23,796	2,661,107
Johnson & Johnson	29,020	3,754,608
Merck & Co., Inc.	29,357	2,471,272
Zoetis, Inc.	14,641	1,824,122

		10,711,109

		24,354,033

Consumer Discretionary - 7.8%
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp.	19,716	1,743,289

Company	Shares	U.S. $ Value
Household Durables - 0.6%
Lennar Corp.-Class A	21,318	$1,190,610

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	2,926	5,079,273
Booking Holdings, Inc. (a)	1,095	2,149,058

		7,228,331

Specialty Retail - 3.1%
Home Depot, Inc. (The)	18,759	4,352,463
TJX Cos., Inc. (The)	16,959	945,295
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,613	1,406,898

		6,704,656

		16,866,886

Consumer Staples - 5.7%
Beverages - 1.9%
Coca-Cola Co. (The)	77,591	4,224,054

Food & Staples Retailing - 1.1%
Walmart, Inc.	19,678	2,335,385

Household Products - 2.1%
Procter & Gamble Co. (The)	35,840	4,457,779

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The)-Class A	7,056	1,403,791

		12,421,009

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	35,385	4,196,661
EOG Resources, Inc.	24,128	1,790,780
Exxon Mobil Corp.	39,484	2,787,965
Valero Energy Corp.	18,866	1,608,138

		10,383,544

Utilities - 3.5%
Electric Utilities - 2.2%
NextEra Energy, Inc.	19,918	4,640,695

Independent Power and Renewable Electricity Producers - 1.3%
NRG Energy, Inc.	72,603	2,875,079

		7,515,774

Materials - 1.0%
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	58,327	2,290,501

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Equinix, Inc.	2,622	1,512,370

Total Common Stocks (cost $159,374,742)		212,493,387

Company	Shares			U.S. $ Value
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Honest Co., Inc. (The)
Series D
0.00% (a)(b)(c)(d) (cost $183,249)		4,005		$112,780

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (e)(f)(g) (cost $5,348,838)		5,348,838		5,348,838

	Principal Amount (000)
Time Deposits - 0.0%
BBH Grand Cayman
0.38%, 10/01/19	GBP	0	*	5
0.84%, 10/01/19	CAD	5		3,913
Citibank, London
(0.67)%, 10/01/19	EUR	30		32,242
Sumitomo, Tokyo
(0.26)%, 10/01/19	JPY	2,346		21,695

Total Time Deposits (cost $57,855)				57,855

Total Short-Term Investments (cost $5,406,693)				5,406,693

Total Investments - 100.2% (cost $164,964,684) (h)				218,012,860
Other assets less liabilities - (0.2)%				(465,799)

Net Assets - 100.0%				$217,547,061

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,036,635 and gross unrealized depreciation of investments was $(988,459), resulting in net unrealized appreciation of $53,048,176.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen

AB Cap Fund, Inc.

AB Select US Equity Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$43,933,395		$	– 0	–	$	– 0	–	$43,933,395
Information Technology	39,781,481			– 0	–		– 0	–	39,781,481
Communication Services	25,163,487			3,845,693			– 0	–	29,009,180
Industrials	24,425,214			– 0	–		– 0	–	24,425,214
Health Care	24,354,033			– 0	–		– 0	–	24,354,033
Consumer Discretionary	16,866,886			– 0	–		– 0	–	16,866,886
Consumer Staples	12,421,009			– 0	–		– 0	–	12,421,009
Energy	10,383,544			– 0	–		– 0	–	10,383,544
Utilities	7,515,774			– 0	–		– 0	–	7,515,774
Materials	2,290,501			– 0	–		– 0	–	2,290,501
Real Estate	1,512,370			– 0	–		– 0	–	1,512,370
Preferred Stocks	– 0	–		– 0	–		112,780		112,780
Short-Term Investments:
Investment Companies	5,348,838			– 0	–		– 0	–	5,348,838
Time Deposits	– 0	–		57,855			– 0	–	57,855

Total Investments in Securities	213,996,532			3,903,548			112,780		218,012,860
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$213,996,532			$3,903,548			$112,780		$218,012,860

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,288	$17,987	$20,926	$5,349	$32